CAPITAL LEASE OBLIGATION	12 Months Ended
Mar. 31, 2012
CAPITAL LEASE OBLIGATION [Text Block]

NOTE 9 - CAPITAL LEASE OBLIGATION

Effective November 10, 2008, the Company entered into a capital lease obligation for the purchase of a forklift that is payable in monthly payments of $1,193 including interest to Wells Fargo Equipment, Inc. The contract includes a purchase option of $5,345 at the end of the lease term scheduled for November 2012. At March 31, 2012, equipment under capital lease amounted to $53,450 ($32,961 accumulated amortization). The lease is scheduled to be paid in full during the year ended March 31, 2012, with payments that total $14,691 ($14,183 principal and $508 interest).